Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets

7.	Other assets

Other assets consist of the following (dollars in thousands):

	As of December 31,
	2011	2010
	(Successor)	(Predecessor)
Advances to vendors	$669	$601
Refundable security deposit	5,602	6,906
Deferred cost in respect of revenue arrangements	—	3,297
Due from employees	589	1,087
Derivative contracts	277	5,177
Advance for investments	—	3,356
Deposit with tax authorities	6,519	7,414
Service tax receivable	2,979	1,730
Others	127	456

Total	$16,762	$30,024

Less: Other current assets:
Advances to vendors	(669)	(601)
Refundable security deposit	(678)	(3,644)
Deferred cost in respect of revenue arrangements	—	(2,288)
Due from employees	(585)	(1,062)
Derivative contracts	(277)	(5,177)
Advance for investments	—	(3,356)
Service tax receivable	(2,979)	(1,730)
Others	(254)	(456)

Total	$(5,442)	$(18,314)

Other assets	$11,320	$11,710